Investment Strategy	Dec. 12, 2024
abrdn Global Equity Impact Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies Changes

On the Effective Date, the following disclosure will replace the section entitled “Summary—abrdn Global Equity Impact Fund—Principal Strategies” in the Prospectus beginning on page 108:

The Focused Emerging Markets ex-China Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market (excluding China) companies. The Fund will be managed pursuant to a “focused” strategy whereby the Adviser or abrdn Investments Limited (the “Sub-adviser”) will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 45 to 60 issuers.

A company is considered to be an emerging market (excluding China) company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of an emerging market country (excluding China);

●	the company has its principal office in an emerging market country (excluding China); and/or

●	the company has its principal securities trading market in an emerging market country (excluding China).

An emerging market (excluding China) country is any country included in the MSCI Emerging Markets ex-China Index or determined by the Adviser or abrdn Investments Limited (the “Sub-adviser”) to have similar emerging market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by any other available means. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to Taiwan. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization, including small and mid-cap securities.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology and financials sectors.

In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser invest in quality companies and are active, engaged owners. The Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Advisers.